Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2014
Accounting Policies [Abstract]
Schedule of Depreciation of Estimated Useful Lives

Depreciation is calculated using the straight-line method over the estimated useful lives of the respective assets as follows.

Furniture and office equipment	7 years
Research and development equipment	3 to 7 years
Information technology equipment	5 years
Software	3 years

Schedule of Open Tax Years and Jurisdictions

The following represents the open tax years and jurisdictions that the Company used in its evaluation of tax positions:

Open tax years ending
December 31,	Jurisdiction
2010 - 2013	U.S. Federal
2010 - 2013	State of Hawaii
2010 - 2013	State of California